                                 June 3, 1997


Transmitted Via EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington D.C., 20549
Attn:   Filing Desk, Stop 1 - 4

    RE: Kemper Aggressive Growth Fund
        File No. 33-13681 (Post-Effective Amendment No. 1)
        File No. 811-07855 (Amendment No. 2)

Dear Sir or Madam:

        Kemper Aggressive Growth Fund (the "Registrant") hereby certifies, pursuant to Rule 497 (j) of the Securities Act of 1933, that (i) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced, most recently filed amendment to the registration statement of the Registrant (the "Amendment"), and (ii) the text of the Amendment has been filed electronically.

                                        Kemper Aggressive Growth Fund

                                   By:  /s/ Philip J. Collora
                                        --------------------------
                                        Philip J. Collora
                                        Vice President & Secretary